John Hancock

Global Absolute Return Strategies Fund

Quarterly portfolio holdings 4/30/19

Fund’s investments

As of 4-30-19 (unaudited)

	Rate (%)	Maturity date	Par value^		Value
U.S. Government and Agency obligations 8.4%					$97,230,642
(Cost $94,815,117)

United States 8.4%					97,230,642

U.S. Treasury
Treasury Inflation Protected Security (A)	0.625	02-15-43		9,533,400	9,784,598
Treasury Inflation Protected Security (A)	0.750	02-15-42		9,576,700	10,362,849
Treasury Inflation Protected Security	0.750	02-15-45		9,544,300	9,766,396
Treasury Inflation Protected Security	0.875	02-15-47		11,424,300	11,737,165
Treasury Inflation Protected Security (A)	1.000	02-15-46		8,676,000	9,354,948
Treasury Inflation Protected Security (A)	1.000	02-15-48		7,762,000	8,047,537
Treasury Inflation Protected Security	1.000	02-15-49		483,300	492,805
Treasury Inflation Protected Security (A)	1.375	02-15-44		9,511,300	11,310,277
Treasury Inflation Protected Security (A)	2.125	02-15-40		6,262,700	9,085,757
Treasury Inflation Protected Security (A)	2.125	02-15-41		9,922,500	14,290,292
Treasury Inflation Protected Security (A)	3.375	04-15-32		1,567,700	2,998,018
Foreign government obligations 21.7%					$251,830,289
(Cost $254,235,856)

Argentina 0.2%					2,261,020

Provincia de Buenos Aires
Bond (Argentina Deposit Rate Badlar Private Banks + 3.830%) (B)	48.500	05-31-22	ARS	27,394,000	528,177
Republic of Argentina
Bond (7 day Argentina Central Bank Repo Reference Rate) (B)	70.354	06-21-20	ARS	71,150,361	1,732,843

Brazil 1.1%					12,415,832

Federative Republic of Brazil
Note	10.000	01-01-23	BRL	40,806,000	11,323,673
Note	10.000	01-01-25	BRL	3,921,000	1,092,159

Chile 0.1%					1,594,910

Republic of Chile
Bond	4.500	03-01-21	CLP	1,050,000,000	1,594,910

Colombia 0.9%					9,821,122

Republic of Colombia
Bond	7.500	08-26-26	COP	3,489,500,000	1,149,780
Bond	7.750	09-18-30	COP	11,828,600,000	3,915,150
Bond	10.000	07-24-24	COP	13,043,000,000	4,756,192

Costa Rica 0.1%					603,730

Republic of Costa Rica
Bond (C)	10.350	06-19-30	CRC	417,500,000	603,730

Czech Republic 0.1%					999,023

Czech Republic
Bond	2.000	10-13-33	CZK	17,450,000	728,793
Bond	4.200	12-04-36	CZK	5,020,000	270,230

Dominican Republic 0.1%					1,486,086

Government of Dominican Republic
Bond (D)	11.250	02-05-27	DOP	68,000,000	1,486,086

France 4.9%					57,302,686

Government of France
Bond (D)	1.500	05-25-50	EUR	39,836,800	45,723,494
Bond (D)	2.000	05-25-48	EUR	8,914,000	11,579,192

Hungary 0.3%					3,310,281

Republic of Hungary
Bond	1.000	09-23-20	HUF	945,470,000	3,310,281

2 JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Indonesia 1.2%					$14,265,833

Republic of Indonesia
Bond	5.625	05-15-23	IDR	7,252,000,000	481,321
Bond	7.000	05-15-22	IDR	24,587,000,000	1,725,404
Bond	7.000	05-15-27	IDR	61,627,000,000	4,120,364
Bond	7.500	08-15-32	IDR	16,197,000,000	1,064,391
Bond	7.500	05-15-38	IDR	9,350,000,000	598,335
Bond	8.250	05-15-36	IDR	15,600,000,000	1,090,759
Bond	8.375	09-15-26	IDR	29,092,000,000	2,133,074
Bond	8.375	03-15-34	IDR	43,063,000,000	3,052,185

Malaysia 0.6%					6,396,849

Government of Malaysia
Bond	3.757	04-20-23	MYR	4,830,000	1,174,599
Bond	3.844	04-15-33	MYR	2,588,000	603,545
Bond	4.059	09-30-24	MYR	10,593,000	2,602,962
Bond	4.160	07-15-21	MYR	4,038,000	991,898
Bond	4.181	07-15-24	MYR	4,147,000	1,023,845

Mexico 8.9%					103,473,834

Government of Mexico
Bond	6.500	06-09-22	MXN	96,520,400	4,885,601
Bond	7.250	12-09-21	MXN	272,531,300	14,125,151
Bond	7.500	06-03-27	MXN	35,134,000	1,787,080
Bond	8.000	12-07-23	MXN	667,679,300	35,276,740
Bond	8.000	11-07-47	MXN	39,882,200	1,988,204
Bond	8.500	05-31-29	MXN	34,897,300	1,884,549
Bond	8.500	11-18-38	MXN	50,926,000	2,697,222
Bond	10.000	12-05-24	MXN	708,528,000	40,829,287

Peru 0.3%					3,669,901

Republic of Peru
Bond (D)	5.940	02-12-29	PEN	7,789,000	2,487,710
Bond	6.900	08-12-37	PEN	3,504,000	1,182,191

Philippines 0.4%					5,001,030

Republic of Philippines
Bond	5.750	04-12-25	PHP	99,820,000	1,895,537
Bond	6.250	03-22-28	PHP	33,720,000	659,833
Bond	6.250	01-14-36	PHP	11,000,000	230,501
Bond	6.875	01-10-29	PHP	108,470,000	2,215,159

Poland 0.7%					8,355,021

Republic of Poland
Bond	1.500	04-25-20	PLN	13,585,000	3,552,040
Bond	2.500	04-25-24	PLN	2,242,000	590,569
Bond	5.250	10-25-20	PLN	13,514,000	3,721,832
Bond	5.500	10-25-19	PLN	1,840,000	490,580

South Africa 0.7%					8,514,993

Republic of South Africa
Bond	6.250	03-31-36	ZAR	10,471,000	531,551
Bond	8.000	01-31-30	ZAR	24,494,000	1,581,763
Bond	8.250	03-31-32	ZAR	5,459,000	350,266
Bond	8.750	02-28-48	ZAR	35,134,000	2,225,204
Bond	9.000	01-31-40	ZAR	15,796,000	1,027,849
Bond	10.500	12-21-26	ZAR	36,209,000	2,798,360

Thailand 0.7%					8,392,371

Kingdom of Thailand

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND 3

	Rate (%)	Maturity date	Par value^		Value
Thailand (continued)
Bond	1.250	03-12-28	THB	234,976,000	$7,184,959
Bond	3.650	12-17-21	THB	36,876,000	1,207,412

Turkey 0.3%					2,908,411

Republic of Turkey
Bond	3.000	08-02-23	TRY	3,653,104	1,084,431
Bond	7.100	03-08-23	TRY	7,468,000	774,723
Bond	9.500	01-12-22	TRY	2,462,000	300,173
Bond	12.200	01-18-23	TRY	5,928,000	749,084

Uruguay 0.1%					1,057,356

Republic of Uruguay
Bond	4.375	12-15-28	UYU	19,162,393	1,057,356
Corporate bonds 5.0%					$58,049,432
(Cost $57,230,202)

Australia 0.1%					524,537

BHP Billiton Finance, Ltd. (6.500% to 10-22-22, then 5 Year British Pound Swap Rate + 4.817%)	6.500	10-22-77	GBP	225,000	329,549
Mineral Resources, Ltd. (D)	8.125	05-01-27		190,000	194,988

Austria 0.0%					277,261

Sappi Papier Holding GmbH	4.000	04-01-23	EUR	240,000	277,261

Canada 0.1%					854,969

Clearwater Seafoods, Inc. (D)	6.875	05-01-25		400,000	396,000
First Quantum Minerals, Ltd. (D)	7.500	04-01-25		475,000	458,969

Colombia 0.0%					420,446

Tecnoglass, Inc. (D)	8.200	01-31-22		399,000	420,446

Denmark 0.2%					1,867,166

Danske Bank A/S (5.875% to 4-6-22, then 7 Year Euro Swap Rate + 5.471%) (E)	5.875	04-06-22	EUR	225,000	260,563
DKT Finance ApS (D)	9.375	06-17-23		1,213,000	1,313,073
Welltec A/S (D)	9.500	12-01-22		298,000	293,530

France 0.1%					1,544,296

Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24		680,000	738,656
Crown European Holdings SA	2.250	02-01-23	EUR	295,000	344,939
La Financiere Atalian SASU	4.000	05-15-24	EUR	115,000	96,093
SPCM SA (D)	4.875	09-15-25		373,000	364,608

Germany 0.2%					1,657,224

Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (E)	7.625	04-30-20	EUR	200,000	233,480
IHO Verwaltungs GmbH (2.750% Cash or 3.500% PIK)	2.750	09-15-21	EUR	210,000	238,340
IHO Verwaltungs GmbH (3.250% Cash or 4.000% PIK)	3.250	09-15-23	EUR	110,000	126,077
Nidda Healthcare Holding GmbH	3.500	09-30-24	EUR	220,000	252,130
Tele Columbus AG (D)	3.875	05-02-25	EUR	290,000	311,496
Unitymedia Hessen GmbH & Company KG	4.000	01-15-25	EUR	425,000	495,701

India 0.0%					295,577

Vedanta Resources, Ltd. (D)	6.375	07-30-22		303,000	295,577

Ireland 0.1%					1,573,519

Ardagh Packaging Finance PLC (D)	4.250	09-15-22		200,000	200,750
Ardagh Packaging Finance PLC (D)	4.625	05-15-23		200,000	201,888
Ardagh Packaging Finance PLC	6.750	05-15-24	EUR	235,000	277,901

4 JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Ireland (continued)
C&W Senior Financing DAC (D)	6.875	09-15-27		291,000	$291,288
Perrigo Finance Unlimited Company	4.375	03-15-26		300,000	295,639
Smurfit Kappa Acquisitions ULC	4.125	01-30-20	EUR	265,000	306,053

Italy 0.1%					932,177

Telecom Italia SpA (D)	5.303	05-30-24		372,000	370,605
UniCredit SpA	6.950	10-31-22	EUR	255,000	331,691
Wind Tre SpA	2.625	01-20-23	EUR	210,000	229,881

Luxembourg 0.2%					2,406,397

Altice Luxembourg SA (D)	7.750	05-15-22		300,000	305,625
Cirsa Finance International Sarl (D)	6.250	12-20-23	EUR	328,000	390,186
Cirsa Finance International Sarl (D)	7.875	12-20-23		352,000	364,370
Dufry Finance SCA	4.500	08-01-23	EUR	175,000	202,660
Intralot Capital Luxembourg SA	5.250	09-15-24	EUR	119,000	66,935
Lincoln Financing Sarl (D)	3.625	04-01-24	EUR	202,000	232,717
Lincoln Financing Sarl (Greater of 3 month EURIBOR + 3.875% or 3.875%) (B)(D)	3.875	04-01-24	EUR	131,000	148,286
Matterhorn Telecom SA	3.875	05-01-22	EUR	330,000	372,793
Telecom Italia Finance SA	7.750	01-24-33	EUR	221,000	322,825

Mexico 0.1%					995,437

Cemex SAB de CV (D)	5.700	01-11-25		270,000	277,158
Petroleos Mexicanos	7.190	09-12-24	MXN	16,184,600	718,279

Netherlands 0.4%					4,271,632

Cimpress NV (D)	7.000	06-15-26		429,000	423,680
Energizer Gamma Acquisition BV (D)	4.625	07-15-26	EUR	310,000	357,447
InterXion Holding NV (D)	4.750	06-15-25	EUR	385,000	460,728
OCI NV	5.000	04-15-23	EUR	335,000	396,553
OI European Group BV (D)	4.000	03-15-23		502,000	495,725
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	160,000	170,437
Teva Pharmaceutical Finance Netherlands II BV	3.250	04-15-22	EUR	145,000	168,697
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28		611,000	629,330
UPCB Finance IV, Ltd. (D)	5.375	01-15-25		630,000	643,986
Ziggo Bond Company BV	7.125	05-15-24	EUR	325,000	378,916
Ziggo BV	4.250	01-15-27	EUR	125,000	146,133

Norway 0.0%					418,455

Nassa Topco AS	2.875	04-06-24	EUR	360,000	418,455

Sweden 0.0%					277,048

Verisure Holding AB (D)	3.500	05-15-23	EUR	238,000	277,048

United Kingdom 0.3%					3,955,720

Arqiva Broadcast Finance PLC	6.750	09-30-23	GBP	370,000	519,038
CYBG PLC (8.000% to 12-8-22, then 5 Year British Pound Swap Rate + 6.250%) (E)	8.000	12-08-22	GBP	200,000	258,398
KCA Deutag UK Finance PLC (D)	9.625	04-01-23		434,000	369,985
Pinnacle Bidco PLC	6.375	02-15-25	GBP	250,000	344,508
TalkTalk Telecom Group PLC	5.375	01-15-22	GBP	250,000	330,055
Tesco Property Finance 2 PLC	6.052	10-13-39	GBP	221,139	360,651
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21		700,000	752,500
Virgin Media Finance PLC (D)	6.000	10-15-24		520,000	538,200
Virgin Media Secured Finance PLC	5.500	01-15-25	GBP	234,900	314,427
Virgin Media Secured Finance PLC (6.000% to 1-15-21, then 11.000% thereafter) (D)	6.000	01-15-25	GBP	115,000	167,958

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND 5

	Rate (%)	Maturity date	Par value^		Value
United States 3.1%					$35,777,571

ACI Worldwide, Inc. (D)	5.750	08-15-26		418,000	432,095
Alliance Data Systems Corp. (D)	5.375	08-01-22		681,000	691,215
Ally Financial, Inc.	5.750	11-20-25		478,000	518,033
Apergy Corp.	6.375	05-01-26		478,000	493,535
Avantor, Inc.	4.750	10-01-24	EUR	467,000	553,832
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26		516,000	563,730
Bausch Health Americas, Inc. (D)	8.500	01-31-27		69,000	75,167
Bausch Health Companies, Inc. (D)	5.500	11-01-25		236,000	241,532
Bausch Health Companies, Inc. (D)	7.000	03-15-24		736,000	775,560
Bruin E&P Partners LLC (D)	8.875	08-01-23		509,000	481,005
Builders FirstSource, Inc. (D)	5.625	09-01-24		451,000	452,128
Calpine Corp. (D)	5.250	06-01-26		275,000	275,344
CCO Holdings LLC (D)	5.875	04-01-24		244,000	254,909
CEMEX Finance LLC (D)	6.000	04-01-24		490,000	504,896
Centene Corp.	4.750	01-15-25		288,000	292,176
Century Communities, Inc.	5.875	07-15-25		597,000	592,523
CenturyLink, Inc.	5.625	04-01-20		307,000	312,373
Change Healthcare Holdings LLC (D)	5.750	03-01-25		378,000	374,693
Charter Communications Operating LLC	6.384	10-23-35		581,000	656,372
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		692,000	775,905
Cheniere Energy Partners LP	5.250	10-01-25		302,000	308,040
Colfax Corp. (D)	6.000	02-15-24		106,000	110,108
Colfax Corp. (D)	6.375	02-15-26		204,000	215,985
Commercial Metals Company	5.750	04-15-26		489,000	493,890
CommScope, Inc. (D)	6.000	03-01-26		340,000	359,975
CommScope, Inc. (D)	8.250	03-01-27		106,000	114,480
Consolidated Communications, Inc.	6.500	10-01-22		506,000	480,068
CSC Holdings LLC (D)	6.500	02-01-29		389,000	417,689
CSC Holdings LLC (D)	10.875	10-15-25		497,000	571,550
CyrusOne LP	5.375	03-15-27		178,000	185,120
DaVita, Inc.	5.125	07-15-24		424,000	424,000
Dell International LLC (D)	5.300	10-01-29		634,000	652,817
Dell International LLC (D)	5.875	06-15-21		437,000	445,035
Diamondback Energy, Inc.	5.375	05-31-25		501,000	522,919
EMI Music Publishing Group North America Holdings, Inc. (D)	7.625	06-15-24		338,000	358,280
Encompass Health Corp.	5.750	11-01-24		424,000	429,830
Energy Transfer Operating LP	5.875	01-15-24		218,000	238,006
Energy Transfer Operating LP	7.500	10-15-20		199,000	211,668
ESH Hospitality, Inc. (D)	5.250	05-01-25		353,000	354,324
Exela Intermediate LLC (D)	10.000	07-15-23		258,000	260,175
General Motors Financial Company, Inc. (5.750% to 9-30-27, then 3 month LIBOR + 3.598%) (E)	5.750	09-30-27		293,000	273,955
GLP Capital LP	5.375	04-15-26		248,000	261,903
Graham Holdings Company (D)	5.750	06-01-26		88,000	92,180
Gray Television, Inc. (D)	7.000	05-15-27		349,000	376,811
Harland Clarke Holdings Corp. (D)	6.875	03-01-20		378,000	372,330
Harland Clarke Holdings Corp. (D)	8.375	08-15-22		330,000	292,875
HCA, Inc.	7.500	11-15-95		841,000	862,025
International Game Technology PLC (D)	3.500	07-15-24	EUR	258,000	301,994
IQVIA, Inc.	3.250	03-15-25	EUR	215,000	245,345
Iron Mountain, Inc. (D)	5.250	03-15-28		348,000	342,780
j2 Cloud Services LLC (D)	6.000	07-15-25		583,000	609,235
Lennar Corp.	4.750	11-29-27		659,000	671,818

6 JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
MDC Holdings, Inc.	6.000	01-15-43		521,000	$458,480
Meredith Corp.	6.875	02-01-26		516,000	536,640
MGM Resorts International	5.500	04-15-27		288,000	297,000
Moss Creek Resources Holdings, Inc. (D)	7.500	01-15-26		622,000	569,130
MPT Operating Partnership LP	4.000	08-19-22	EUR	215,000	263,166
Navient Corp.	4.875	06-17-19		325,000	325,488
Netflix, Inc.	5.875	11-15-28		561,000	591,855
Netflix, Inc. (D)	6.375	05-15-29		159,000	173,708
New Enterprise Stone & Lime Company, Inc. (D)	6.250	03-15-26		444,000	450,105
Nine Energy Service, Inc. (D)	8.750	11-01-23		170,000	175,525
Novelis Corp. (D)	6.250	08-15-24		495,000	515,419
NRG Energy, Inc.	6.250	05-01-24		181,000	186,828
NRG Energy, Inc.	7.250	05-15-26		366,000	398,483
Oasis Petroleum, Inc.	6.875	03-15-22		387,000	388,451
Oasis Petroleum, Inc.	6.875	01-15-23		81,000	81,608
Parsley Energy LLC (D)	5.375	01-15-25		302,000	307,738
Parsley Energy LLC (D)	5.625	10-15-27		45,000	46,013
Pitney Bowes, Inc.	3.875	10-01-21		174,000	172,260
Pitney Bowes, Inc.	4.375	05-15-22		301,000	295,356
Post Holdings, Inc. (D)	5.000	08-15-26		424,000	422,410
Qwest Capital Funding, Inc.	6.875	07-15-28		254,000	233,680
Qwest Capital Funding, Inc.	7.750	02-15-31		217,000	199,640
Sirius XM Radio, Inc. (D)	6.000	07-15-24		368,000	379,960
SM Energy Company	6.750	09-15-26		429,000	410,768
Sprint Corp.	7.625	02-15-25		490,000	494,900
Staples, Inc. (D)	7.500	04-15-26		413,000	413,774
Steel Dynamics, Inc.	4.125	09-15-25		255,000	253,088
Steel Dynamics, Inc.	5.000	12-15-26		248,000	255,440
Tenet Healthcare Corp.	4.500	04-01-21		131,000	132,801
Tenet Healthcare Corp.	4.625	07-15-24		451,000	452,271
Tennant Company	5.625	05-01-25		317,000	325,718
The Goodyear Tire & Rubber Company	5.000	05-31-26		305,000	296,496
T-Mobile USA, Inc.	6.500	01-15-26		446,000	477,086
USA Compression Partners LP (D)	6.875	09-01-27		227,000	238,918
Versum Materials, Inc. (D)	5.500	09-30-24		255,000	271,256
Viking Cruises, Ltd. (D)	6.250	05-15-25		433,000	448,155
Vistra Operations Company LLC (D)	5.625	02-15-27		280,000	287,350
WMG Acquisition Corp. (D)	3.625	10-15-26	EUR	183,000	213,384
WMG Acquisition Corp. (D)	5.500	04-15-26		364,000	372,190
WPX Energy, Inc.	8.250	08-01-23		711,000	811,429
Wyndham Destinations, Inc.	4.500	04-01-27		344,000	345,720
Wyndham Destinations, Inc.	5.100	10-01-25		239,000	253,938
ZF North America Capital, Inc. (D)	4.750	04-29-25		375,000	379,713
Convertible bonds 0.0%					$109,622
(Cost $113,995)

Italy 0.0%					109,622

Telecom Italia SpA	1.125	03-26-22	EUR	100,000	109,622

				Shares	Value
Common stocks 18.5%					$215,063,250
(Cost $192,103,509)

Belgium 0.1%					1,188,375

Umicore SA				30,622	1,188,375

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND 7

	Shares	Value
Canada 0.1%		$883,891

Alimentation Couche-Tard, Inc., Class B	7,270	428,646
Restaurant Brands International, Inc.	6,978	455,245

China 0.0%		361,554

Tianhe Chemicals Group, Ltd. (C)(D)(F)	4,848,409	361,554

Denmark 0.3%		3,663,603

Coloplast A/S, B Shares	12,281	1,326,612
Novo Nordisk A/S, B Shares	47,699	2,336,991

Finland 0.4%		4,253,638

Kesko OYJ, B Shares	10,854	564,409
Kone OYJ, B Shares	27,097	1,488,938
Nordea Bank ABP	107,007	841,862
Sampo OYJ, A Shares	12,199	558,571
Wartsila OYJ ABP	49,952	799,858

France 2.0%		23,057,360

Airbus SE	13,561	1,856,910
AXA SA	97,376	2,596,691
Cie Generale des Etablissements Michelin SCA	11,164	1,443,628
LVMH Moet Hennessy Louis Vuitton SE	5,524	2,168,826
Orange SA	100,507	1,570,785
Thales SA	5,674	677,918
TOTAL SA	210,886	11,723,356
Vivendi SA	35,115	1,019,246

Germany 0.7%		7,745,169

Allianz SE	4,993	1,206,883
Bayer AG	23,527	1,565,371
Covestro AG (D)	13,093	719,431
Deutsche Post AG	44,581	1,549,661
Siemens AG	18,532	2,222,036
TUI AG	43,266	481,787

Hong Kong 0.0%		0

China Metal Recycling Holdings, Ltd. (C)(F)	1,799,400	0

Ireland 0.3%		3,911,976

Allegion PLC	4,261	422,819
CRH PLC	39,123	1,316,130
Medtronic PLC	4,301	381,972
Paddy Power Betfair PLC	11,128	933,133
Ryanair Holdings PLC, ADR (F)	11,050	857,922

Italy 1.1%		12,388,138

Enel SpA	377,530	2,390,591
Eni SpA	507,932	8,655,775
Mediobanca Banca di Credito Finanziario SpA	126,590	1,341,772

Netherlands 1.5%		17,631,571

Akzo Nobel NV	20,678	1,756,924
ASML Holding NV	12,650	2,641,465
Koninklijke KPN NV	427,250	1,313,096
Royal Dutch Shell PLC, A Shares	93,177	2,968,756
Royal Dutch Shell PLC, A Shares (London Stock Exchange)	281,302	8,951,330

Norway 0.1%		1,037,249

Mowi ASA	25,043	543,320

8 JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Norway (continued)
Storebrand ASA	58,444	$493,929

Portugal 0.0%		644,531

Galp Energia SGPS SA	38,442	644,531

Spain 1.2%		13,490,166

Amadeus IT Group SA	8,786	700,218
Banco Santander SA	219,319	1,111,814
Bankinter SA	227,675	1,819,859
Industria de Diseno Textil SA	37,046	1,121,705
Repsol SA	514,862	8,736,570

Sweden 0.5%		6,041,737

Assa Abloy AB, B Shares	46,254	988,798
Atlas Copco AB, A Shares	32,625	1,018,367
Essity AB, B Shares	48,962	1,451,768
Swedish Match AB	22,663	1,105,039
Volvo AB, B Shares	92,208	1,477,765

Switzerland 1.5%		17,344,333

Nestle SA	49,015	4,719,049
Novartis AG	36,914	3,024,737
Partners Group Holding AG	2,098	1,582,447
Roche Holding AG	13,493	3,560,308
Swiss Re AG	13,361	1,286,369
Zurich Insurance Group AG	9,949	3,171,423

United Kingdom 3.7%		42,906,226

Anglo American PLC	39,994	1,037,834
AstraZeneca PLC	7,715	574,767
BAE Systems PLC	210,003	1,349,751
Barratt Developments PLC	92,089	724,451
Bellway PLC	14,222	577,520
BP PLC	1,735,047	12,616,767
British American Tobacco PLC	62,075	2,430,175
Dixons Carphone PLC	176,461	334,538
DS Smith PLC	142,898	667,428
GlaxoSmithKline PLC	95,065	1,952,945
HSBC Holdings PLC	436,903	3,806,726
Imperial Brands PLC	34,891	1,110,170
Inchcape PLC	92,041	738,945
Johnson Matthey PLC	17,654	770,147
National Grid PLC	156,827	1,718,189
Phoenix Group Holdings PLC	173,215	1,637,309
Prudential PLC	63,404	1,440,629
Reckitt Benckiser Group PLC	8,005	647,657
RELX PLC	60,935	1,400,022
Rio Tinto PLC	31,011	1,809,156
Standard Chartered PLC	177,953	1,627,057
The Royal Bank of Scotland Group PLC	171,781	537,905
Unilever NV	33,814	2,045,910
Vodafone Group PLC	727,934	1,350,228

United States 5.0%		58,513,733

Adobe, Inc. (F)	1,475	426,644
Allergan PLC	2,101	308,847
Alphabet, Inc., Class A (F)	381	456,804

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND 9

	Shares	Value
United States (continued)
Alphabet, Inc., Class C (F)	954	$1,133,810
Amazon.com, Inc. (F)	522	1,005,643
American Tower Corp.	5,634	1,100,320
Anthem, Inc.	1,242	326,683
Apple, Inc.	5,660	1,135,792
Bank of America Corp.	26,850	821,073
Baxter International, Inc.	8,111	618,869
Booking Holdings, Inc. (F)	279	517,542
Boston Scientific Corp. (F)	17,298	642,102
Bristol-Myers Squibb Company	9,707	450,696
Broadcom, Inc.	1,890	601,776
Burlington Stores, Inc. (F)	2,783	470,077
CDW Corp.	2,186	230,842
Celanese Corp.	4,611	497,481
Chevron Corp.	76,666	9,204,520
Cisco Systems, Inc.	11,953	668,770
Citigroup, Inc.	6,595	466,267
CMS Energy Corp.	17,076	948,572
Comcast Corp., Class A	15,257	664,137
Constellation Brands, Inc., Class A	1,804	381,853
Deere & Company	3,430	568,111
Dollar Tree, Inc. (F)	3,442	383,026
Dow, Inc. (F)	2,447	138,818
DowDuPont, Inc.	7,342	282,300
Electronic Arts, Inc. (F)	2,452	232,082
Eli Lilly & Company	4,540	531,362
Equinix, Inc.	1,068	485,620
Exxon Mobil Corp.	109,048	8,754,373
Facebook, Inc., Class A (F)	2,482	480,019
First Data Corp., Class A (F)	9,789	253,144
First Republic Bank	5,431	573,622
Huntington Bancshares, Inc.	18,091	251,827
Hyatt Hotels Corp., Class A	2,410	184,919
Intercontinental Exchange, Inc.	6,493	528,206
Johnson & Johnson	5,862	827,714
Kansas City Southern	3,151	388,014
Lear Corp.	1,214	173,602
Marathon Oil Corp.	20,034	341,379
Martin Marietta Materials, Inc.	915	203,039
Marvell Technology Group, Ltd.	20,659	516,888
Mastercard, Inc., Class A	4,648	1,181,708
McDonald’s Corp.	3,167	625,704
Microsoft Corp.	15,884	2,074,450
Mondelez International, Inc., Class A	10,625	540,281
Netflix, Inc. (F)	1,596	591,382
NextEra Energy, Inc.	3,840	746,650
NVIDIA Corp.	1,403	253,943
Occidental Petroleum Corp.	133,236	7,844,936
Raytheon Company	3,163	561,717
Service Corp. International	4,124	171,600
Steel Dynamics, Inc.	4,983	157,861
The Boeing Company	941	355,406
The Charles Schwab Corp.	11,510	526,928
The Coca-Cola Company	5,761	282,635

10 JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
The Home Depot, Inc.	2,867	$584,008
The TJX Companies, Inc.	6,043	331,640
UnitedHealth Group, Inc.	4,040	941,603
Verizon Communications, Inc.	13,250	757,768
Wells Fargo & Company	10,034	485,746
Yum! Brands, Inc.	3,071	320,582

	Contracts/Notional amount	Value
Purchased options 1.8%		$20,276,126
(Cost $30,130,797)

Calls 0.9%		9,809,656

Exchange Traded Option on Euro STOXX 50 Price Index (Expiration Date: 8-16-19; Strike Price: EUR 3,500.00; Notional Amount: 635,500) (F)	6,355	4,911,051
Exchange Traded Option on FTSE 100 Index (Expiration Date: 12-20-19; Strike Price: GBP 7,500.00; Notional Amount: 103,900) (F)	1,039	2,486,165
Exchange Traded Option on FTSE 100 Index (Expiration Date: 12-20-19; Strike Price: GBP 7,600.00; Notional Amount: 103,900) (F)	1,039	1,950,996
Over the Counter Option on Swiss Market Index (Expiration Date: 6-24-19; Strike Price: CHF 9,423.32; Counterparty: UBS AG) (F)(G)	764	368,159
Over the Counter Option on Swiss Market Index (Expiration Date: 6-24-19; Strike Price: CHF 9,511.82; Counterparty: UBS AG) (F)(G)	355	93,285

Puts 0.9%		10,466,470

Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-18-20; Strike Price: $7,250.00; Notional Amount: 12,000) (F)	120	5,508,000
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $6,650.00; Notional Amount: 13,400) (F)	134	1,594,600
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $6,700.00; Notional Amount: 4,400) (F)	44	551,980
Over the Counter Option on Swiss Market Index (Expiration Date: 6-24-19; Strike Price: CHF 9,100.00; Counterparty: BNP Paribas) (F)(G)	2,820	76,690
Over the Counter Option on the EUR vs. USD (Expiration Date: 3-31-20; Strike Price: EUR 1.12; Counterparty: Deutsche Bank AG) (F)(G)	61,380,000	896,477
Over the Counter Option on the EUR vs. USD (Expiration Date: 4-6-20; Strike Price: EUR 1.12; Counterparty: Deutsche Bank AG) (F)(G)	31,600,000	464,670
Over the Counter Option on the EUR vs. USD (Expiration Date: 4-8-20; Strike Price: EUR 1.12; Counterparty: Deutsche Bank AG) (F)(G)	93,020,000	1,374,053

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 45.3%				$526,328,892
(Cost $526,331,447)

Commercial paper 6.9%				79,814,493

Agence Centrale Organismes	2.524	05-07-19	20,000,000	19,990,040
BNG Bank NV	2.507	05-16-19	20,000,000	19,977,980
European Investment Bank	2.487	05-16-19	20,000,000	19,977,980
Swedbank AB	2.573	08-01-19	20,000,000	19,868,493

Time deposits 27.9%				324,156,311

Bank of Montreal	2.490	05-08-19	20,117,251	20,117,251
BNP Paribas SA	2.350	05-01-19	45,488,500	45,488,500
Credit Agricole SA	2.250	05-01-19	45,017,815	45,017,815
DZ Bank AG	2.420	05-01-19	45,383,610	45,383,610
KBC Bank NV	2.370	05-01-19	46,851,977	46,851,977
MUFG Bank, Ltd.	2.430	05-07-19	17,601,736	17,601,736
Natixis SA	2.390	05-01-19	46,305,383	46,305,383
Sumitomo Mitsui Financial Group, Inc.	2.520	05-07-19	17,155,870	17,155,870

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND 11

	Yield* (%)	Maturity date		Par value^	Value
Time deposits (continued)
The Toronto-Dominion Bank	2.440	05-02-19		20,107,545	$20,107,545
The Toronto-Dominion Bank	2.440	05-16-19		20,126,624	20,126,624

U.S. Government 2.0%					23,237,432

U.S. Treasury Bill	2.365	07-25-19		15,000,000	14,916,328
U.S. Treasury Bill	2.420	09-12-19		8,395,400	8,321,104

		Yield (%)		Shares	Value
Money market funds 8.5%					99,120,656

Federated Government Obligations Fund, Institutional Class		2.3014	(H)	99,120,656	99,120,656

Total investments (Cost $1,154,960,923) 100.7%					$1,168,888,253
Other assets and liabilities, net (0.7%)					(7,831,615)
Total net assets 100.0%					$1,161,056,638

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend

ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing security.
(G)	For this type of option, notional amounts are equivalent to number of contracts.
(H)	The rate shown is the annualized seven-day yield as of 4-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

12 JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following portfolio composition as a percentage of net assets on 4-30-19:

Foreign government obligations	21.7%
U.S. Government and Agency obligations	8.4%
Corporate bonds	5.0%
Common stocks	18.5%
Energy	7.0%
Financials	2.2%
Health care	1.7%
Industrials	1.6%
Consumer staples	1.5%
Consumer discretionary	1.3%
Information technology	0.9%
Materials	0.9%
Communication services	0.8%
Utilities	0.5%
Real estate	0.1%
Purchased options	1.8%
Short-term investments and other	44.6%

TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND 13

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Hang Seng China Enterprises Index Futures	350	Long	May 2019	$25,707,779	$25,630,684	$(77,095)
Mini MSCI Emerging Markets Index Futures	1,214	Long	Jun 2019	62,624,000	65,513,509	2,889,509
NASDAQ 100 Index E-Mini Futures	18	Long	Jun 2019	2,549,867	2,806,380	256,513
S&P 500 Index E-Mini Futures	384	Long	Jun 2019	53,888,042	56,572,800	2,684,758
Euro BUND Futures	872	Short	Jun 2019	(161,067,233)	(161,708,966)	(641,733)
Euro STOXX 50 Index Futures	1,759	Short	Jun 2019	(66,080,055)	(68,341,327)	(2,261,272)
FTSE 100 Index Futures	337	Short	Jun 2019	(30,974,579)	(32,462,073)	(1,487,494)
OMX Stockholm 30 Index Futures	484	Short	May 2019	(8,295,029)	(8,514,064)	(219,035)
						$1,144,151

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	18,200,000	USD	13,069,056	NWM	5/13/2019	—	$(235,279)
AUD	2,900,000	USD	2,082,780	NWM	5/21/2019	—	(37,411)
AUD	53,400,000	USD	38,352,681	NWM	5/22/2019	—	(688,689)
BRL	52,600,000	USD	13,839,192	CITI	5/9/2019	—	(431,995)
BRL	4,390,000	USD	1,117,538	RBC	7/25/2019	—	(5,615)
CAD	34,900,000	JPY	2,875,843,760	CITI	5/14/2019	$215,361	—
CAD	8,240,000	JPY	686,416,720	RBC	5/14/2019	—	(15,841)
CAD	225,709	USD	169,678	NWM	6/20/2019	—	(981)
CAD	1,300,000	USD	969,555	SG	6/21/2019	2,100	—
CHF	3,011,674	USD	2,971,614	MSI	6/14/2019	—	(3,368)
CHF	8,436,635	USD	8,476,781	UBS	6/20/2019	—	(156,932)
CLP	835,000,000	USD	1,264,889	RBC	7/25/2019	—	(32,507)
CNY	26,000,000	USD	3,859,113	SG	5/23/2019	2,092	—
CZK	213,460,000	USD	9,434,488	JPM	7/25/2019	—	(72,487)
DKK	3,492,850	USD	527,071	MSI	6/14/2019	—	(169)
DKK	11,554,271	USD	1,767,397	MLI	6/20/2019	—	(23,484)
EUR	4,937,289	NOK	47,583,125	CITI	7/5/2019	39,628	—
EUR	6,164,216	NOK	59,416,875	CITI	7/8/2019	49,543	—
EUR	4,680,000	USD	5,296,672	JPM	6/7/2019	—	(30,749)
EUR	7,614,837	USD	8,577,068	BNP	6/14/2019	—	(3,625)
EUR	112,338	USD	127,590	MSI	6/14/2019	—	(1,110)
EUR	293,160	USD	335,145	BNP	6/20/2019	—	(4,907)
EUR	88,634	USD	99,304	HSBC	6/20/2019	540	—
EUR	19,473,812	USD	22,221,139	NWM	6/20/2019	—	(284,325)
EUR	80,649	USD	92,252	UBS	6/20/2019	—	(1,403)
EUR	5,700,000	USD	6,444,151	BARC	6/21/2019	—	(22,667)
EUR	3,000,000	USD	3,390,095	CITI	6/21/2019	—	(10,366)
EUR	3,300,000	USD	3,755,121	JPM	6/21/2019	—	(37,420)
GBP	68,767	USD	90,075	CITI	6/14/2019	—	(190)
GBP	5,331,312	USD	6,913,114	MSI	6/14/2019	55,392	—
GBP	93,721	USD	124,257	BARC	6/20/2019	—	(1,718)
GBP	229,872	USD	298,339	HSBC	6/20/2019	2,217	—
GBP	94,072	USD	124,599	NWM	6/20/2019	—	(1,600)
GBP	13,138,309	USD	17,491,412	RBC	6/20/2019	—	(313,160)
GBP	1,800,000	USD	2,358,212	BNP	6/21/2019	—	(4,603)
GBP	300,000	USD	396,971	JPM	6/21/2019	—	(4,703)
HKD	78,000,000	USD	9,960,541	HSBC	6/21/2019	—	(10,186)
INR	200,000,000	USD	2,766,244	BNP	5/15/2019	102,614	—

14 JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
INR	330,000,000	USD	4,751,620	NWM	5/15/2019	—	$(18,004)
INR	150,000,000	USD	2,077,088	RBC	5/15/2019	$74,556	—
INR	67,800,000	USD	962,505	DB	7/25/2019	—	(1,031)
JPY	1,982,467,920	CAD	24,000,000	BNP	5/14/2019	—	(104,871)
JPY	2,148,167,580	CAD	26,000,000	GSI	5/14/2019	—	(109,171)
JPY	987,921,960	CAD	12,000,000	JPM	5/17/2019	—	(80,601)
JPY	1,004,282,650	CAD	12,200,000	MSI	5/17/2019	—	(82,885)
JPY	1,979,837,520	CAD	24,000,000	GSI	5/24/2019	—	(117,826)
JPY	2,144,877,800	CAD	26,000,000	JPM	5/24/2019	—	(127,161)
JPY	2,340,000,000	USD	21,362,742	BARC	6/12/2019	—	(282,934)
JPY	2,960,000,000	USD	26,644,465	CITI	6/12/2019	20,591	—
KRW	17,400,000,000	USD	15,003,880	CITI	5/9/2019	—	(93,907)
KRW	15,400,000,000	USD	13,542,986	HSBC	5/9/2019	—	(346,803)
KRW	5,700,000,000	USD	5,019,373	RBC	6/12/2019	—	(117,453)
KRW	2,117,000,000	USD	1,874,862	BARC	7/25/2019	—	(51,261)
KZT	469,500,000	USD	1,218,373	JPM	7/25/2019	—	(5,151)
MXN	66,000,000	USD	3,381,866	HSBC	5/15/2019	92,029	—
NOK	16,654,094	EUR	1,711,066	GSI	7/5/2019	5,289	—
NOK	30,929,031	EUR	3,177,402	NWM	7/5/2019	10,151	—
NOK	236,500,000	EUR	24,409,053	JPM	7/8/2019	—	(54,258)
NOK	113,416,875	EUR	11,739,391	BARC	7/10/2019	—	(65,477)
NOK	538,500,000	EUR	55,585,791	GSI	7/15/2019	—	(155,884)
NOK	2,456,081	USD	288,013	HSBC	6/20/2019	—	(2,760)
NOK	1,306,063	USD	152,695	MSI	6/20/2019	—	(1,007)
RUB	498,252,777	USD	7,683,300	BARC	7/25/2019	—	(66,757)
SEK	9,047,343	USD	987,025	JPM	6/12/2019	—	(31,135)
SEK	48,000,000	USD	5,214,206	CITI	6/14/2019	—	(141,991)
SEK	16,101,264	USD	1,726,579	NWM	6/14/2019	—	(25,140)
SEK	26,884,204	USD	2,917,500	NOM	6/14/2019	—	(76,615)
SEK	32,220,023	USD	3,497,045	NWM	6/20/2019	—	(90,688)
TRY	27,930,000	USD	4,771,830	BARC	5/17/2019	—	(136,526)
TWD	120,000,000	USD	3,901,297	HSBC	6/21/2019	—	(14,069)
TWD	212,000,000	USD	6,900,592	HSBC	7/12/2019	—	(26,325)
USD	12,895,561	AUD	18,200,000	BNP	5/13/2019	61,786	—
USD	1,067,186	AUD	1,500,000	JPM	5/21/2019	9,236	—
USD	995,994	AUD	1,400,000	MSI	5/21/2019	8,575	—
USD	20,931,283	AUD	29,500,000	BARC	5/22/2019	124,396	—
USD	13,533,928	AUD	19,000,000	GSI	5/22/2019	132,882	—
USD	26,782,576	AUD	37,600,000	JPM	5/22/2019	262,612	—
USD	24,850,260	AUD	34,930,000	JPM	7/15/2019	181,608	—
USD	13,739,062	BRL	52,600,000	DB	5/9/2019	331,866	—
USD	5,131,626	BRL	20,000,000	MSI	6/21/2019	51,695	—
USD	11,829	CAD	15,775	CITI	6/20/2019	39	—
USD	128,166	CAD	170,781	RBC	6/20/2019	523	—
USD	366,714	CAD	488,467	UBS	6/20/2019	1,630	—
USD	968,741	CAD	1,300,000	BNP	6/21/2019	—	(2,915)
USD	21,087,125	CHF	20,984,243	JPM	6/14/2019	405,472	—
USD	6,169,580	CHF	6,152,405	JPM	6/20/2019	102,341	—
USD	9,167,529	CNY	62,000,000	HSBC	5/23/2019	—	(39,959)
USD	3,261,744	DKK	21,321,386	MLI	6/14/2019	45,378	—
USD	3,271,722	DKK	21,425,338	JPM	6/20/2019	37,945	—
USD	30,641,817	EUR	26,700,000	JPM	6/7/2019	599,049	—
USD	63,593,706	EUR	55,746,114	JPM	6/14/2019	829,898	—
USD	20,657,527	EUR	18,145,676	NWM	6/20/2019	216,829	—

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND 15

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,487,006	EUR	3,085,846	SG	6/20/2019	$10,870	—
USD	21,594,813	EUR	19,200,000	BNP	6/21/2019	—	$(35,448)
USD	14,545,635	EUR	13,000,000	CITI	6/21/2019	—	(99,854)
USD	3,163,584	EUR	2,800,000	JPM	6/21/2019	9,171	—
USD	5,614,670	EUR	4,933,000	MLI	6/21/2019	57,270	—
USD	10,187,156	EUR	9,100,000	MSI	6/21/2019	—	(64,687)
USD	42,948,170	EUR	38,000,000	NWM	6/21/2019	138,278	—
USD	55,460	EUR	48,821	BNP	7/5/2019	391	—
USD	47,629,818	GBP	36,036,051	CITI	6/14/2019	527,454	—
USD	13,288,182	GBP	10,064,313	JPM	6/20/2019	129,159	—
USD	3,329,908	GBP	2,543,655	NWM	6/20/2019	4,097	—
USD	19,483,342	GBP	14,800,000	NWM	6/21/2019	131,445	—
USD	24,271,051	HKD	190,000,000	CITI	6/21/2019	33,007	—
USD	3,190,343	HKD	25,000,000	HSBC	6/21/2019	1,127	—
USD	3,284,072	IDR	47,000,000,000	DB	5/15/2019	—	(11,145)
USD	15,271,415	INR	1,100,000,000	NWM	5/15/2019	—	(507,307)
USD	24,029,948	JPY	2,680,000,000	NWM	6/12/2019	—	(112,738)
USD	748,632	JPY	82,513,837	HSBC	6/21/2019	4,780	—
USD	29,443,447	KRW	32,800,000,000	MLI	5/9/2019	1,337,291	—
USD	29,182,014	KRW	32,800,000,000	HSBC	5/22/2019	1,024,592	—
USD	13,351,610	KRW	15,000,000,000	BNP	6/12/2019	451,820	—
USD	29,205,659	KRW	32,800,000,000	HSBC	6/14/2019	996,183	—
USD	24,606,429	KRW	27,900,000,000	HSBC	7/11/2019	587,152	—
USD	24,896,669	KRW	28,190,000,000	HSBC	7/16/2019	622,654	—
USD	3,117,389	KRW	3,520,000,000	BARC	7/25/2019	85,233	—
USD	15,050,862	KRW	17,400,000,000	CITI	8/9/2019	53,175	—
USD	5,128,914	MXN	99,000,000	JPM	5/15/2019	—	(81,930)
USD	2,682,971	MXN	51,320,750	BARC	7/25/2019	13,598	—
USD	3,634,601	MYR	15,000,000	GSI	5/15/2019	9,061	—
USD	83,091	NOK	712,213	BARC	6/20/2019	374	—
USD	206,967	NOK	1,754,284	MLI	6/20/2019	3,222	—
USD	142,627	NOK	1,215,926	NWM	6/20/2019	1,408	—
USD	951,041	NOK	8,159,887	SG	6/20/2019	3,342	—
USD	129,231	NOK	1,093,597	UBS	6/20/2019	2,219	—
USD	25,068,646	NOK	214,400,000	NWM	7/15/2019	144,426	—
USD	2,932,276	PEN	9,700,000	BNP	7/25/2019	9,708	—
USD	4,658,343	PHP	242,900,000	JPM	7/25/2019	—	(1,615)
USD	4,333,233	RUB	290,000,000	JPM	5/15/2019	—	(146,667)
USD	977,456	SEK	9,047,343	BNP	6/12/2019	21,565	—
USD	14,532,675	SEK	134,543,229	JPM	6/14/2019	315,338	—
USD	6,698,183	SEK	62,932,484	MLI	6/14/2019	48,036	—
USD	11,033,229	TWD	340,000,000	BNP	6/21/2019	19,416	—
USD	31,791,531	TWD	976,000,000	BNP	7/12/2019	143,958	—
USD	10,166,304	ZAR	140,000,000	MLI	5/15/2019	395,038	—
USD	1,926,836	ZAR	27,150,000	BARC	7/25/2019	48,502	—
ZAR	40,000,000	USD	2,814,969	NOM	5/15/2019	—	(23,179)
ZAR	45,000,000	USD	3,120,477	GSI	6/21/2019	6,345	—
						$11,466,568	$(5,992,625)

16 JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

WRITTEN OPTIONS

Options on index

Counterparty (OTC)/ Exchange- traded	Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
BNP	Swiss Market Index	CHF	9,100.00	Jun 2019	1,410	1,410	$364,034	$(860,879)
BNP	Swiss Market Index	CHF	9,100.00	Jun 2019	1,410	1,410	362,629	(860,879)
							$726,663	$(1,721,758)
Puts
UBS	Swiss Market Index	CHF	9,243.32	Jun 2019	764	764	$190,239	$(30,080)
UBS	Swiss Market Index	CHF	9,511.83	Jun 2019	355	355	34,806	(29,863)
							$225,045	$(59,943)
Exchange-traded	S&P 500 Index	USD	2,675.00	Dec 2019	376	37,600	6,907,472	(2,111,240)
Exchange-traded	S&P 500 Index	USD	2,800.00	Dec 2020	299	29,900	6,753,761	(5,024,695)
							$13,661,233	$(7,135,935)
							$14,612,941	$(8,917,636)

SWAPS

Interest rate swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	295,000,000	USD	Fixed 2.585%	3 month LIBOR	Semi-Annual	Quarterly	Mar 2021	—	$(992,923)	$(992,923)
Centrally cleared	708,000,000	USD	Fixed 2.596%	3 month LIBOR	Semi-Annual	Quarterly	Mar 2021	—	(2,532,550)	(2,532,550)
Centrally cleared	161,500,000	USD	3 month LIBOR	Fixed 2.596%	Semi-Annual	Quarterly	Mar 2021	$478,993	98,700	577,693
Centrally cleared	161,483,850	USD	3 month LIBOR	Fixed 2.596%	Semi-Annual	Quarterly	Mar 2021	487,641	89,995	577,636
Centrally cleared	161,508,075	USD	3 month LIBOR	Fixed 2.596%	Semi-Annual	Quarterly	Mar 2021	435,536	142,186	577,722
Centrally cleared	161,508,075	USD	3 month LIBOR	Fixed 2.596%	Semi-Annual	Quarterly	Mar 2021	428,679	149,043	577,722
Centrally cleared	177,000,000	USD	Fixed 2.584%	3 month LIBOR	Semi-Annual	Quarterly	Mar 2021	—	(599,393)	(599,393)
Centrally cleared	650,000,000	INR	1 day MIBOR	Fixed 7.253%	Semi-Annual	Semi-Annual	Oct 2023	—	450,004	450,004
Centrally cleared	325,000,000	INR	Fixed 7.253%	1 day MIBOR	Semi-Annual	Semi-Annual	Oct 2023	(200,627)	(24,375)	(225,002)
Centrally cleared	112,250,000	USD	3 month LIBOR	Fixed 2.505%	Semi-Annual	Quarterly	Mar 2024	—	939,898	939,898
Centrally cleared	269,400,000	USD	3 month LIBOR	Fixed 2.513%	Semi-Annual	Quarterly	Mar 2024	—	2,345,176	2,345,176
Centrally cleared	67,350,000	USD	3 month LIBOR	Fixed 2.498%	Semi-Annual	Quarterly	Mar 2024	—	542,474	542,474
Centrally cleared	71,100,000	USD	3 month LIBOR	Fixed 2.454%	Semi-Annual	Quarterly	Apr 2024	—	437,438	437,438
Centrally cleared	63,400,000	EUR	6 month EURIBOR	Fixed 1.383%	Annual	Semi-Annual	Jan 2029	—	1,541,801	1,541,801
Centrally cleared	272,707	EUR	Fixed 1.383%	6 month EURIBOR	Annual	Semi-Annual	Jan 2029	(6,684)	52	(6,632)
Centrally cleared	498,600	EUR	Fixed 1.383%	6 month EURIBOR	Annual	Semi-Annual	Jan 2029	(12,442)	317	(12,125)
Centrally cleared	454,280	EUR	Fixed 1.383%	6 month EURIBOR	Annual	Semi-Annual	Jan 2029	(11,299)	252	(11,047)
Centrally cleared	381,595	EUR	Fixed 1.383%	6 month EURIBOR	Annual	Semi-Annual	Jan 2029	(9,281)	1	(9,280)
Centrally cleared	531,143	EUR	Fixed 1.383%	6 month EURIBOR	Annual	Semi-Annual	Jan 2029	(13,045)	128	(12,917)
Centrally cleared	378,935	EUR	Fixed 1.383%	6 month EURIBOR	Annual	Semi-Annual	Jan 2029	(9,438)	223	(9,215)
Centrally cleared	252,740	EUR	Fixed 1.383%	6 month EURIBOR	Annual	Semi-Annual	Jan 2029	(6,305)	159	(6,146)
Centrally cleared	47,550,000	EUR	6 month EURIBOR	Fixed 1.345%	Annual	Semi-Annual	Jan 2029	—	1,053,937	1,053,937
Centrally cleared	56,367,934	EUR	6 month EURIBOR	Fixed 1.308%	Annual	Semi-Annual	Jan 2029	—	1,130,545	1,130,545
Centrally cleared	4,091,983	EUR	Fixed 1.308%	6 month EURIBOR	Annual	Semi-Annual	Jan 2029	(84,446)	2,375	(82,071)
Centrally cleared	4,091,574	EUR	Fixed 1.308%	6 month EURIBOR	Annual	Semi-Annual	Jan 2029	(83,320)	1,257	(82,063)
Centrally cleared	4,092,188	EUR	Fixed 1.308%	6 month EURIBOR	Annual	Semi-Annual	Jan 2029	(81,482)	(593)	(82,075)
Centrally cleared	4,092,189	EUR	Fixed 1.308%	6 month EURIBOR	Annual	Semi-Annual	Jan 2029	(80,627)	(1,448)	(82,075)
Centrally cleared	27,200,000	EUR	6 month EURIBOR	Fixed 1.616%	Annual	Semi-Annual	Apr 2039	—	52,025	52,025
Centrally cleared	13,600,000	EUR	6 month EURIBOR	Fixed 1.600%	Annual	Semi-Annual	Apr 2039	—	4,680	4,680
Centrally cleared	6,800,000	EUR	6 month EURIBOR	Fixed 1.600%	Annual	Semi-Annual	Apr 2039	—	2,340	2,340
Centrally cleared	6,800,000	EUR	6 month EURIBOR	Fixed 1.600%	Annual	Semi-Annual	May 2039	—	2,305	2,305
Centrally cleared	24,050,000	USD	Fixed 2.826%	3 month LIBOR	Semi-Annual	Quarterly	Mar 2049	—	(672,995)	(672,995)

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND 17

Interest rate swaps (continued)

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	57,720,000	USD	Fixed 2.834%	3 month LIBOR	Semi-Annual	Quarterly	Mar 2049	—	$(1,703,495)	(1,703,495)
Centrally cleared	14,430,000	USD	Fixed 2.825%	3 month LIBOR	Semi-Annual	Quarterly	Mar 2049	—	(400,783)	(400,783)
Centrally cleared	14,500,000	USD	Fixed 2.777%	3 month LIBOR	Semi-Annual	Quarterly	Apr 2049	—	(252,333)	(252,333)
								$1,231,853	$1,806,423	$3,038,276

Credit default swaps - Buyer

Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.31	83,420,000	USD	$83,420,000	5.000%	Quarterly	Dec 2023	$(5,181,741)	$(2,351,864)	$(7,533,605)
Centrally cleared	CDX.NA.HY.31	11,834,000	USD	11,834,000	5.000%	Quarterly	Dec 2023	(501,170)	(567,551)	(1,068,721)
Centrally cleared	CDX.NA.HY.32	12,890,000	USD	12,890,000	5.000%	Quarterly	Jun 2024	(764,704)	(294,639)	(1,059,343)
				$108,144,000				$(6,447,615)	$(3,214,054)	$(9,661,669)

Credit default swaps - Seller

Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.31	2.923%	3,724,800	USD	$3,724,800	5.000%	Quarterly	Dec 2023	$125,647	$210,737	$336,384
Centrally cleared	CDX.NA.HY.31	2.923%	8,730,000	USD	8,730,000	5.000%	Quarterly	Dec 2023	370,318	418,082	788,400
Centrally cleared	CDX.NA.HY.31	2.923%	2,492,900	USD	2,492,900	5.000%	Quarterly	Dec 2023	77,901	147,231	225,132
Centrally cleared	CDX.NA.HY.31	2.923%	6,188,600	USD	6,188,600	5.000%	Quarterly	Dec 2023	209,041	349,847	558,888
Centrally cleared	CDX.NA.HY.31	2.923%	6,169,200	USD	6,169,200	5.000%	Quarterly	Dec 2023	214,489	342,647	557,136
Centrally cleared	CDX.NA.HY.31	2.923%	2,832,400	USD	2,832,400	5.000%	Quarterly	Dec 2023	82,200	173,592	255,792
Centrally cleared	CDX.NA.HY.31	2.923%	2,686,900	USD	2,686,900	5.000%	Quarterly	Dec 2023	90,830	151,822	242,652
Centrally cleared	CDX.NA.HY.31	2.923%	5,092,500	USD	5,092,500	5.000%	Quarterly	Dec 2023	171,913	287,987	459,900
Centrally cleared	CDX.NA.HY.31	2.923%	4,607,500	USD	4,607,500	5.000%	Quarterly	Dec 2023	150,549	265,551	416,100
Centrally cleared	CDX.NA.HY.31	2.923%	8,342,000	USD	8,342,000	5.000%	Quarterly	Dec 2023	303,466	449,894	753,360
Centrally cleared	CDX.NA.HY.31	2.923%	6,237,100	USD	6,237,100	5.000%	Quarterly	Dec 2023	206,617	356,651	563,268
Centrally cleared	CDX.NA.HY.31	2.923%	20,146,900	USD	20,146,900	5.000%	Quarterly	Dec 2023	924,880	894,573	1,819,453
Centrally cleared	CDX.NA.HY.31	2.923%	12,503,300	USD	12,503,300	5.000%	Quarterly	Dec 2023	757,500	371,665	1,129,165
Centrally cleared	CDX.NA.HY.31	2.923%	5,499,900	USD	5,499,900	5.000%	Quarterly	Dec 2023	250,295	246,397	496,692
Centrally cleared	iTraxx Europe Series 31 Version 1	0.580%	123,700,000	EUR	141,426,383	1.000%	Quarterly	Jun 2024	2,646,324	504,291	3,150,615
					$236,680,383				$6,581,970	$5,170,967	$11,752,937

Total return swaps

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Australia and New Zealand Banking Group	1 month AUD BBSW - 0.25%	Monthly	AUD	821,626	Jan 2020	CITI	—	$(38,004)	$(38,004)
Pay	Commonwealth Bank of Australia	1 month AUD BBSW - 0.25%	Monthly	AUD	1,382,928	Jan 2020	CITI	—	(58,492)	(58,492)
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.25%	Monthly	AUD	787,164	Jan 2020	CITI	—	(20,310)	(20,310)
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.25%	Monthly	AUD	915,074	Jan 2020	CITI	—	(48,534)	(48,534)
Pay	Australia and New Zealand Banking Group	1 month AUD BBSW - 0.25%	Monthly	AUD	1,004,201	Jan 2020	CITI	—	(46,449)	(46,449)
Pay	Commonwealth Bank of Australia	1 month AUD BBSW - 0.25%	Monthly	AUD	1,659,471	Jan 2020	CITI	—	(70,189)	(70,189)
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.25%	Monthly	AUD	962,081	Jan 2020	CITI	—	(24,823)	(24,823)
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.25%	Monthly	AUD	1,098,078	Jan 2020	CITI	—	(58,240)	(58,240)

18 JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Australia and New Zealand Banking Group	1 month AUD BBSW - 0.25%	Monthly	AUD	730,326	Feb 2020	CITI	—	$(33,781)	$(33,781)
Pay	Commonwealth Bank of Australia	1 month AUD BBSW - 0.25%	Monthly	AUD	1,257,162	Feb 2020	CITI	—	(53,173)	(53,173)
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.25%	Monthly	AUD	699,693	Feb 2020	CITI	—	(18,053)	(18,053)
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.25%	Monthly	AUD	823,559	Feb 2020	CITI	—	(43,680)	(43,680)
Pay	Australia and New Zealand Banking Group	1 month AUD BBSW - 0.25%	Monthly	AUD	1,580,829	Feb 2020	CITI	—	(73,121)	(73,121)
Pay	Commonwealth Bank of Australia	1 month AUD BBSW - 0.25%	Monthly	AUD	1,974,938	Feb 2020	CITI	—	(83,531)	(83,531)
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.25%	Monthly	AUD	1,601,040	Feb 2020	CITI	—	(41,309)	(41,309)
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.25%	Monthly	AUD	2,140,286	Feb 2020	CITI	—	(113,516)	(113,516)
Pay	Australia and New Zealand Banking Group	1 month AUD BBSW - 0.25%	Monthly	AUD	1,825,853	Feb 2020	CITI	—	(84,455)	(84,455)
Pay	Commonwealth Bank of Australia	1 month AUD BBSW - 0.25%	Monthly	AUD	3,017,245	Feb 2020	CITI	—	(127,617)	(127,617)
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.25%	Monthly	AUD	1,574,327	Feb 2020	CITI	—	(40,620)	(40,620)
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.25%	Monthly	AUD	2,013,152	Feb 2020	CITI	—	(106,773)	(106,773)
Pay	Australia and New Zealand Banking Group	1 month AUD BBSW - 0.25%	Monthly	AUD	2,282,303	Feb 2020	CITI	—	(105,568)	(105,568)
Pay	Commonwealth Bank of Australia	1 month AUD BBSW - 0.25%	Monthly	AUD	2,851,994	Feb 2020	CITI	—	(120,627)	(120,627)
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.25%	Monthly	AUD	2,186,573	Feb 2020	CITI	—	(56,417)	(56,417)
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.25%	Monthly	AUD	2,287,671	Feb 2020	CITI	—	(121,333)	(121,333)
Pay	Australia and New Zealand Banking Group	1 month AUD BBSW - 0.25%	Monthly	AUD	1,225,140	Feb 2020	GSI	—	(30,779)	(30,779)
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.25%	Monthly	AUD	633,537	Feb 2020	GSI	—	(9,106)	(9,106)
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.25%	Monthly	AUD	1,216,272	Feb 2020	GSI	—	(47,234)	(47,234)
Pay	Australia and New Zealand Banking Group	1 month AUD BBSW - 0.25%	Monthly	AUD	1,333,736	Feb 2020	GSI	—	(33,508)	(33,508)
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.25%	Monthly	AUD	1,337,170	Feb 2020	GSI	—	(19,220)	(19,220)
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.25%	Monthly	AUD	1,403,383	Feb 2020	GSI	—	(54,500)	(54,500)
	Australia and New Zealand Banking
Pay	Group	1 month AUD BBSW - 0.25%	Monthly	AUD	942,428	Feb 2020	GSI	—	(23,677)	(23,677)
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.25%	Monthly	AUD	1,158,866	Feb 2020	GSI	—	(16,658)	(16,658)
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.25%	Monthly	AUD	632,320	Feb 2020	GSI	—	(24,556)	(24,556)
Pay	Australia and New Zealand Banking Group	1 month AUD BBSW - 0.25%	Monthly	AUD	669,506	Feb 2020	GSI	—	(16,820)	(16,820)
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.25%	Monthly	AUD	1,556,767	Feb 2020	GSI	—	(22,377)	(22,377)
								—	$(1,887,050)	$(1,887,050)

*

Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Inflation swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	16,550,000	GBP	$20,917,594	GBP - Non-revised RPI	Fixed 3.665%	At Maturity	At Maturity	Dec 2028	—	$491,473	$491,473
Centrally cleared	3,972,000	GBP	5,020,222	GBP - Non-revised RPI	Fixed 3.683%	At Maturity	At Maturity	Dec 2028	—	129,229	129,229
Centrally cleared	7,944,000	GBP	10,040,445	GBP - Non-revised RPI	Fixed 3.683%	At Maturity	At Maturity	Dec 2028	—	258,457	258,457
Centrally cleared	16,550,000	GBP	20,872,746	GBP - Non-revised RPI	Fixed 3.685%	At Maturity	At Maturity	Dec 2028	—	545,170	545,170
Centrally cleared	12,774,000	GBP	16,269,503	GBP - Non-revised RPI	Fixed 3.594%	At Maturity	At Maturity	Jan 2029	—	207,518	207,518
Centrally cleared	1,730,000	GBP	2,208,943	GBP - Non-revised RPI	Fixed 3.595%	At Maturity	At Maturity	Jan 2029	—	28,383	28,383
Centrally cleared	5,540,000	GBP	7,136,049	GBP - Non-revised RPI	Fixed 3.593%	At Maturity	At Maturity	Jan 2029	—	89,108	89,108
Centrally cleared	5,540,000	GBP	7,136,049	GBP - Non-revised RPI	Fixed 3.585%	At Maturity	At Maturity	Jan 2029	—	81,980	81,980
Centrally cleared	5,540,000	GBP	7,259,100	GBP - Non-revised RPI	Fixed 3.490%	At Maturity	At Maturity	Jan 2029	—	(2,287)	(2,287)

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND 19

Inflation swaps (continued)

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	5,540,000	GBP	$7,259,100	GBP - Non-revised RPI	Fixed 3.490%	At Maturity	At Maturity	Jan 2029	—	$(2,287)	$(2,287)
Centrally cleared	5,707,739	GBP	7,360,456	GBP - Non-revised RPI	Fixed 3.500%	At Maturity	At Maturity	Feb 2029	—	(12,057)	(12,057)
Centrally cleared	5,540,000	GBP	7,174,307	GBP - Non-revised RPI	Fixed 3.523%	At Maturity	At Maturity	Feb 2029	—	8,186	8,186
Centrally cleared	5,540,000	GBP	7,174,307	GBP - Non-revised RPI	Fixed 3.523%	At Maturity	At Maturity	Feb 2029	—	8,186	8,186
Centrally cleared	10,614,230	GBP	13,651,567	GBP - Non-revised RPI	Fixed 3.540%	At Maturity	At Maturity	Feb 2029	—	45,374	45,374
Centrally cleared	5,838,031	GBP	7,528,475	GBP - Non-revised RPI	Fixed 3.520%	At Maturity	At Maturity	Feb 2029	—	6,296	6,296
Centrally cleared	2,613,750	GBP	3,433,813	GBP - Non-revised RPI	Fixed 3.530%	At Maturity	At Maturity	Mar 2029	—	(12,626)	(12,626)
Centrally cleared	1,722,000	GBP	2,240,758	GBP - Non-revised RPI	Fixed 3.530%	At Maturity	At Maturity	Mar 2029	—	(8,318)	(8,318)
Centrally cleared	1,722,000	GBP	2,240,758	GBP - Non-revised RPI	Fixed 3.528%	At Maturity	At Maturity	Mar 2029	—	(9,006)	(9,006)
Centrally cleared	1,722,000	GBP	2,240,758	GBP - Non-revised RPI	Fixed 3.528%	At Maturity	At Maturity	Mar 2029	—	(9,006)	(9,006)
Centrally cleared	2,798,250	GBP	3,641,232	GBP - Non-revised RPI	Fixed 3.530%	At Maturity	At Maturity	Mar 2029	—	(13,517)	(13,517)
Centrally cleared	1,722,000	GBP	2,262,277	GBP - Non-revised RPI	Fixed 3.530%	At Maturity	At Maturity	Mar 2029	—	(8,318)	(8,318)
Centrally cleared	2,050,000	GBP	2,673,204	GBP - Non-revised RPI	Fixed 3.535%	At Maturity	At Maturity	Apr 2029	—	(7,365)	(7,365)
Centrally cleared	2,050,000	GBP	2,673,204	GBP - Non-revised RPI	Fixed 3.535%	At Maturity	At Maturity	Apr 2029	—	(7,365)	(7,365)
			$168,414,867						—	$1,807,208	$1,807,208

Variance swaps

Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP	Euro STOXX 50 Index	EUR	41,500	$50,815	Receive	21.700%	At Maturity	Dec 2019	—	$(279,687)	$(279,687)
BNP	S&P 500 Index	USD	50,700	50,700	Pay	20.200%	At Maturity	Dec 2019	—	188,043	188,043
BNP	Euro STOXX 50 Index	EUR	54,500	66,733	Receive	22.500%	At Maturity	Dec 2019	—	(402,421)	(402,421)
BNP	S&P 500 Index	USD	68,400	68,400	Pay	20.750%	At Maturity	Dec 2019	—	283,475	283,475
BNP	Euro STOXX 50 Index	EUR	83,100	102,517	Receive	21.650%	At Maturity	Dec 2019	—	(557,968)	(557,968)
BNP	S&P 500 Index	USD	103,000	103,000	Pay	19.700%	At Maturity	Dec 2019	—	341,305	341,305
BNP	Euro STOXX 50 Index	EUR	83,500	102,926	Receive	21.700%	At Maturity	Dec 2019	—	(562,130)	(562,130)
BNP	S&P 500 Index	USD	103,000	103,000	Pay	19.800%	At Maturity	Dec 2019	—	347,290	347,290
BNP	Euro STOXX 50 Index	EUR	84,800	104,579	Receive	22.700%	At Maturity	Dec 2019	—	(641,363)	(641,363)
BNP	S&P 500 Index	USD	105,000	105,000	Pay	21.000%	At Maturity	Dec 2019	—	457,897	457,897
BNP	Euro STOXX 50 Index	EUR	127,000	156,298	Receive	21.400%	At Maturity	Dec 2019	—	(824,127)	(824,127)
BNP	S&P 500 Index	USD	156,000	156,000	Pay	19.300%	At Maturity	Dec 2019	—	466,558	466,558
BNP	Euro STOXX 50 Index	EUR	79,900	98,836	Receive	21.600%	At Maturity	Dec 2019	—	(529,818)	(529,818)
BNP	S&P 500 Index	USD	99,600	99,600	Pay	19.500%	At Maturity	Dec 2019	—	311,081	311,081
JPM	Euro STOXX 50 Index	EUR	82,400	100,825	Receive	22.900%	At Maturity	Dec 2019	—	(636,177)	(636,177)
JPM	S&P 500 Index	USD	101,000	101,000	Pay	21.500%	At Maturity	Dec 2019	—	478,649	478,649
JPM	Euro STOXX 50 Index	EUR	83,300	101,926	Receive	23.200%	At Maturity	Dec 2019	—	(662,742)	(662,742)
JPM	S&P 500 Index	USD	102,000	102,000	Pay	21.700%	At Maturity	Dec 2019	—	498,903	498,903
JPM	Euro STOXX 50 Index	EUR	83,400	102,503	Receive	23.150%	At Maturity	Dec 2019	—	(661,093)	(661,093)
JPM	S&P 500 Index	USD	102,000	102,000	Pay	21.500%	At Maturity	Dec 2019	—	484,514	484,514
JPM	Euro STOXX 50 Index	EUR	41,700	51,251	Receive	23.050%	At Maturity	Dec 2019	—	(327,280)	(327,280)
JPM	S&P 500 Index	USD	51,400	51,400	Pay	21.500%	At Maturity	Dec 2019	—	244,158	244,158
JPM	Euro STOXX 50 Index	EUR	168,000	207,261	Receive	22.900%	At Maturity	Dec 2019	—	(1,297,175)	(1,297,175)
JPM	S&P 500 Index	USD	207,000	207,000	Pay	20.900%	At Maturity	Dec 2019	—	887,145	887,145
MSI	Euro STOXX 50 Index	EUR	65,900	81,067	Receive	21.500%	At Maturity	Dec 2019	—	(431,221)	(431,221)
MSI	S&P 500 Index	USD	81,500	81,500	Pay	19.400%	At Maturity	Dec 2019	—	246,645	246,645
				$2,658,137					—	$(2,577,539)	$(2,577,539)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real

20 JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

BARC	Barclays Bank PLC
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MLI	Merrill Lynch International
MSI	Morgan Stanley & Co. International PLC
NOM	Nomura Global Financial Products, Inc.
NWM	NatWest Markets PLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
RPI	Retail Price Index
SG	Societe Generale
UBS	UBS AG

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND 21

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in are valued at their respective NAVs each business dderivatay. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2019 by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$97,230,642	—	$97,230,642	—
Foreign government obligations	251,830,289	—	251,226,559	$603,730
Corporate bonds	58,049,432	—	58,049,432	—
Convertible bonds	109,622	—	109,622	—
Common stocks	215,063,250	$61,060,337	153,641,359	361,554
Purchased options	20,276,126	17,002,792	3,273,334	—
Short-term investments	526,328,892	99,120,656	427,208,236	—

Total investments in securities	$1,168,888,253	$177,183,785	$990,739,184	$965,284

Derivatives:
Assets
Futures	$5,830,780	$5,830,780	—	—
Forward foreign currency contracts	11,466,568	—	$11,466,568	—
Swap contracts	29,701,356	—	29,701,356	—
Liabilities

22

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Futures	(4,686,629)	(4,390,499)	(296,130)	—
Forward foreign currency contracts	(5,992,625)	—	(5,992,625)	—
Written options	(8,917,636)	(7,135,935)	(1,781,701)	—
Swap contracts	(27,229,193)	—	(27,229,193)	—

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2019, the fund used futures contracts to manage against anticipated changes in securities markets and interest rates, gain exposure to certain securities markets and foreign bond markets, and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended April 30, 2019, the fund used purchased options to maintain diversity of the fund.

During the period ended April 30, 2019, the fund wrote option contracts to manage against anticipated changes in securities markets and gain exposure to certain securities markets.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

23

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2019, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to treasuries markets.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended April 30, 2019, the fund used CDS as a Buyer of protection to manage against potential credit events.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended April 30, 2019, to take a long position in the exposure of the benchmark credit.

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the period ended April 30, 2019, the fund used inflation swaps to manage inflation duration of the fund.

Total return swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the period ended April 30, 2019, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets, and to maintain diversity of the fund.

Variance swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance a fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the period ended April 30, 2019, the fund used variance swaps to maintain diversity of the fund and manage against volatility and anticipated changes in securities markets.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

24

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Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.	395Q3 04/19 6/19